Taxation (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Components of income taxes
Income taxes consist of the following:

	Year ended December 31
(In US$ millions)	2013	2012	2011
Current tax expense:
Bermuda	—	—	—
Foreign	200	167	328
Deferred tax expense:
Bermuda	—	—	—
Foreign	(50)	58	24
Deferred taxes acquired during the year	—	—	—
Tax related to internal sale of assets in subsidiary, amortized for group purposes	4	7	(163)
Total tax expense	154	232	189
Effective tax rate	5.2%	16.1%	11.3%

Income tax reconciliation
The income taxes for the years ended December 31 differed from the amount computed by applying the Bermudan statutory income tax rate of 0% as follows:

	Year ended December 31
(In US$ millions)	2013	2012	2011
Income taxes at statutory rate	—	—	—
Effect of transfers to new tax jurisdictions	4	7	(163)
Effect of change on uncertain tax positions relating to prior year	(7)	91	24
Effect of taxable income in various countries	157	134	328
Total	154	232	189

Net deferred tax assets (liabilities)
Deferred Income Taxes

Deferred income taxes reflect the impact of temporary differences between the amount of assets and liabilities recognized for financial reporting purposes and such amounts recognized for tax purposes. The net deferred tax assets (liabilities) consist of the following:

Deferred Tax Assets:

(In US$ millions)	December 31, 2013	December 31, 2012
Pension	12	8
Provisions	8	3
Property, plant and equipment	—	—
Net operating losses carried forward	130	74
Other	2	2
Gross deferred tax asset	152	87
Valuation allowance related to net operating losses carried forward	(115)	(74)
Net deferred tax asset	37	13

Deferred Tax Liability:

(In US$ millions)	December 31, 2013	December 31, 2012
Property, plant and equipment	60	5
Gain from sale of fixed assets	—	23
Foreign exchange	—	54
Other	—	1
Gross deferred tax liability	60	83
Net deferred tax	(23)	(70)

Net deferred taxes are classified as follows:

(In US$ millions)	December 31, 2013	December 31, 2012
Short-term deferred tax asset	—	—
Long-term deferred tax asset	37	13
Short-term deferred tax liability	—	(6)
Long-term deferred tax liability	(60)	(77)
Net deferred tax	(23)	(70)

Changes to liabilities related to unrecognized tax benefits
The changes to our liabilities related to unrecognized tax benefits, including interest and penalties that we recognize as a component of income tax expense, where as follows:

	Year ended December 31
(In US$ millions)	2013	2012	2011
Balance beginning of period	154	63	—
Increases as a result of positions taken in prior periods	29	109	63
Increases as a result of positions taken during the current period	12	8	—
Decreases as a result of positions taken in prior periods	(14)	(26)	—
Decreases as a result of positions taken in the current period	(34)	—	—
Balance end of period	147	154	63

Earliest tax years that remain subject to examination by major taxable jurisdictions
The following table summarizes the earliest tax years that remain subject to examination by the major taxable jurisdictions in which the Company operates:

Jurisdiction	Earliest Open Year
United States	2010
Angola	2007
Australia	2008
Nigeria	2007
Norway	2007
Thailand	2003